Deferred income taxes (Schedule of Reconciliation of Total Tax Recovery) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (21,935)	$ (12,027)
Income tax rate	30.00%	31.00%
Accounting profit	$ (6,581)	$ (3,728)
Effect on income taxes of:
Non-deductible share-based compensation	507	533
Unrecognized deductible temporary difference and carry forward amounts and experimental development expenditures	6,040	3,184
Other non-deductible items	34	11
Tax expense (income)